Junior Subordinated Interest Deferrable Debentures (Tables)	12 Months Ended
Dec. 31, 2011
Junior Subordinated Deferrable Interest Debentures
Junior subordinated deferrable interest debentures, major types of business trusts

	Junior Subordinated Deferrable Interest Debentures	Repricing Frequency	Interest Rate	Interest Rate Index(1)	Maturity Date	Optional Redemption Date
	(in thousands)
Trust VI	$25,774	Quarterly	3.91%	LIBOR + 3.45	November 2032	May 2012
Trust VII	10,310	Quarterly	3.68	LIBOR + 3.25	April 2033	April 2012
Trust VIII	25,774	Quarterly	3.45	LIBOR + 3.05	October 2033	April 2012
Trust IX	41,238	Quarterly	1.99	LIBOR + 1.62	October 2036	April 2012
Trust X	34,021	Fixed	6.66	Fixed	February 2037	May 2012
Trust XI	32,990	Fixed	6.82	Fixed	July 2037	July 2012
Trust XII	20,619	Fixed	6.85	Fixed	September 2037	September 2012

	$190,726

(1)
Trust X, XI and XII accrue interest at a fixed rate for the first five years, then floating at LIBOR + 1.65%, 1.62% and 1.45% thereafter, respectively.